Fair Value of Financial Instruments and Fair Value Measurements, Recurring and Nonrecurring Basis (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-Sale Securities [Member]
Fair Value Measured Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Balance, Beginning	$ 1,122,427	$ 1,016,997	$ 982,427
Purchases, Sales, Issuances and Settlements
Transfers into Level 3	788,933	0	0
Securities Purchased During the Year	208,245	0	0
Securities Called During the Year	(1,000,000)	0	0
Unrealized Gains Included in Other Comprehensive Income	78,201	158,488	34,570
Loss on OTTI Impairment Included in Noninterest Income	(59,568)	(53,058)	0
Balance, Ending	1,138,238	1,122,427	1,016,997
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	263,059,074	294,060,799
State, County & Municipal	4,004,010	7,583,691
Corporate Obligations	1,104,900	2,113,930
Asset-Backed Securities	132,427	132,427
Securities Available for Sale	268,300,411	303,890,847
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	0	0
State, County & Municipal	0	0
Corporate Obligations	0	0
Asset-Backed Securities	0	0
Securities Available for Sale	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	263,059,074	294,060,799
State, County & Municipal	2,998,199	7,583,691
Corporate Obligations	1,104,900	1,123,930
Asset-Backed Securities	0	0
Securities Available for Sale	267,162,173	302,768,420
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	0	0
State, County & Municipal	1,005,811	0
Corporate Obligations	0	990,000
Asset-Backed Securities	132,427	132,427
Securities Available for Sale	1,138,238	1,122,427
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	22,006,150	17,250,312
Other Real Estate	8,817,204	5,094,081
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other Real Estate	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other Real Estate	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	22,006,150	17,250,312
Other Real Estate	$ 8,817,204	$ 5,094,081